Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Australia: 2.9%
71,166		Ampol Ltd.	$1,616,741	0.3
30,922		ASX Ltd.	1,880,994	0.3
896,479		Aurizon Holdings Ltd.	2,464,108	0.4
251,146		Brambles Ltd.	1,853,371	0.3
726,529		Medibank Pvt Ltd.	1,669,223	0.3
43,092		Rio Tinto Ltd.	3,852,438	0.6
23,461		Sonic Healthcare Ltd.	619,424	0.1
320,620		Telstra Corp., Ltd.	947,260	0.1
286,165		Transurban Group - Stapled Security	2,891,403	0.5
			17,794,962	2.9

		Canada: 5.0%
67,317		Bank of Nova Scotia	4,824,704	0.8
59,449		BCE, Inc.	3,295,457	0.6
34,511	(1)	Canadian Imperial Bank of Commerce - XTSE	4,189,133	0.7
81,511		Enbridge, Inc.	3,752,316	0.6
24,002		National Bank Of Canada	1,839,869	0.3
50,227		Pembina Pipeline Corp.	1,887,103	0.3
27,948		Royal Bank of Canada	3,077,041	0.5
132,843		TELUS Corp.	3,470,505	0.6
27,777		Waste Connections, Inc.	3,880,447	0.6
			30,216,575	5.0

		China: 0.4%
625,500		BOC Hong Kong Holdings Ltd.	2,353,623	0.4

		Denmark: 0.8%
1,140		AP Moller - Maersk A/S - Class B	3,425,658	0.6
20,896		Novozymes A/S	1,432,718	0.2
			4,858,376	0.8

		Finland: 0.7%
39,554		Kone Oyj	2,069,876	0.3
220,962		Nordea Bank Abp	2,274,139	0.4
			4,344,015	0.7

		France: 2.6%
13,046		Air Liquide SA	2,282,330	0.4
49,423		AXA S.A.	1,446,833	0.3
25,188		BNP Paribas	1,439,368	0.2
9,455		Cie de Saint-Gobain	562,579	0.1
6,054		Cie Generale des Etablissements Michelin SCA	820,416	0.1
111,121		Credit Agricole SA	1,327,743	0.2
12,663		Dassault Systemes SE	622,119	0.1
21,150	(2)	La Francaise des Jeux SAEM	839,080	0.2
13,432		Legrand S.A.	1,277,075	0.2
351,826		Orange SA	4,166,099	0.7
5,000		SEB SA	697,308	0.1
			15,480,950	2.6

		Germany: 1.6%
73,661		Deutsche Post AG	3,517,470	0.6
93,894		Deutsche Telekom AG	1,748,703	0.3
32,782		GEA Group AG	1,343,654	0.2
16,783	(2)	Scout24 SE	956,840	0.1
18,302		Symrise AG	2,194,290	0.4
			9,760,957	1.6

		Hong Kong: 1.5%
176,000		CK Hutchison Holdings Ltd.	1,286,984	0.2
108,500		CLP Holdings Ltd.	1,055,694	0.2
568,000		HKT Trust & HKT Ltd. - Stapled Security	778,816	0.1
975,000		Hong Kong & China Gas	1,177,722	0.2
24,300		Jardine Matheson Holdings Ltd.	1,336,500	0.2
226,800		Link REIT	1,931,482	0.3
162,000		Power Assets Holdings Ltd.	1,055,762	0.2
226,000		SITC International Holdings Co. Ltd.	790,256	0.1
			9,413,216	1.5

		Ireland: 0.7%
18,653		CRH PLC	743,982	0.1
29,927		Medtronic PLC	3,320,400	0.6
			4,064,382	0.7

		Italy: 1.4%
5,495		DiaSorin SpA	858,286	0.1
74,617		ENI S.p.A.	1,088,162	0.2
103,254		FinecoBank Banca Fineco SpA	1,566,381	0.3
232,693	(2)	Poste Italiane SpA	2,638,894	0.4
256,864		Terna - Rete Elettrica Nazionale	2,205,775	0.4
			8,357,498	1.4

		Japan: 6.7%
45,800		Dai Nippon Printing Co., Ltd.	1,073,789	0.2
826,000	(1)	ENEOS Holdings, Inc.	3,088,187	0.5
165,700	(3)	Hitachi Metals Ltd.	2,772,205	0.5
30,500	(1)	Idemitsu Kosan Co., Ltd.	840,749	0.1
104,400		Japan Tobacco, Inc.	1,782,900	0.3
23,700		Lawson, Inc.	907,234	0.2
14,900		McDonald's Holdings Co. Japan Ltd.	619,628	0.1
144,200		Mitsubishi HC Capital, Inc.	670,028	0.1
190,900		Mizuho Financial Group, Inc.	2,435,000	0.4
6,700		Nintendo Co., Ltd.	3,381,906	0.6
85,100	(1)	Nippon Telegraph & Telephone Corp.	2,472,487	0.4
83,000		Osaka Gas Co., Ltd.	1,422,303	0.2
45,700	(1)	Secom Co., Ltd.	3,306,026	0.5
112,300		Sekisui House Ltd.	2,172,238	0.4
43,300		SG Holdings Co. Ltd.	815,372	0.1
17,300		Sohgo Security Services Co., Ltd.	564,179	0.1
181,400	(1)	Sumitomo Chemical Co., Ltd.	830,597	0.1
93,500		Sumitomo Mitsui Financial Group, Inc.	2,953,514	0.5
98,600	(1)	Sumitomo Mitsui Trust Holdings, Inc.	3,208,901	0.5

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
53,000	(1)	Tokio Marine Holdings, Inc.	$3,084,242	0.5
85,300		Tokyo Gas Co., Ltd.	1,561,605	0.3
9,200		Tsuruha Holdings, Inc.	584,184	0.1
			40,547,274	6.7

		Netherlands: 0.5%
30,017		Wolters Kluwer NV	3,200,022	0.5

		New Zealand: 0.1%
210,044		Spark New Zealand Ltd.	664,710	0.1

		Norway: 0.1%
26,618	(1)	Gjensidige Forsikring ASA	660,052	0.1

		Singapore: 0.1%
218,900		Singapore Technologies Engineering Ltd.	663,059	0.1

		Spain: 0.4%
111,821		Iberdrola S.A. - IBEE	1,222,208	0.2
98,950		Repsol SA	1,296,173	0.2
			2,518,381	0.4

		Sweden: 0.1%
79,042		Swedish Match AB	594,399	0.1

		Switzerland: 2.1%
34,604		Holcim Ltd.	1,683,027	0.3
4,878		Roche Holding AG-GENUSSCHEIN	1,930,038	0.3
6,240	(1)	Swisscom AG	3,749,032	0.6
10,678		Zurich Insurance Group AG	5,273,864	0.9
			12,635,961	2.1

		United Kingdom: 4.7%
115,349		3i Group PLC	2,085,777	0.3
53,657		Admiral Group Plc	1,799,372	0.3
310,118		Amcor PLC	3,513,637	0.6
103,156		British American Tobacco PLC	4,332,252	0.7
191,386		GlaxoSmithKline PLC	4,140,998	0.7
34,330		Hikma Pharmaceuticals PLC	926,152	0.2
173,159		Imperial Brands PLC	3,647,540	0.6
210,876		J Sainsbury Plc	697,953	0.1
736,203		M&G PLC	2,121,239	0.4
257,274		Sage Group PLC/The	2,357,315	0.4
76,345		United Utilities Group PLC	1,124,216	0.2
875,656		Vodafone Group PLC	1,435,884	0.2
			28,182,335	4.7

		United States: 65.3%
33,023		3M Co.	4,916,464	0.8
54,536		AbbVie, Inc.	8,840,831	1.5
19,284		Agilent Technologies, Inc.	2,551,852	0.4
18,454		Air Products & Chemicals, Inc.	4,611,839	0.8
12,682		Allegion Public Ltd.	1,392,230	0.2
25,937		Allstate Corp.	3,592,534	0.6
41,322		Amdocs Ltd.	3,397,082	0.6
25,906		Amgen, Inc.	6,264,589	1.0
4,205		Anthem, Inc.	2,065,580	0.3
9,350		AO Smith Corp.	597,371	0.1
7,194		Aptargroup, Inc.	845,295	0.1
10,896		Assurant, Inc.	1,981,220	0.3
26,164		Avnet, Inc.	1,061,997	0.2
44,794		Axis Capital Holdings Ltd.	2,708,693	0.4
10,223		Bank of Hawaii Corp.	857,914	0.1
50,852		Bank OZK	2,171,380	0.4
25,586		Baxter International, Inc.	1,983,938	0.3
18,413		Becton Dickinson & Co.	4,897,858	0.8
6,244		Blackrock, Inc.	4,771,477	0.8
8,021		Booz Allen Hamilton Holding Corp.	704,565	0.1
89,433		Bristol-Myers Squibb Co.	6,531,292	1.1
50,942		Campbell Soup Co.	2,270,485	0.4
57,003		Cardinal Health, Inc.	3,232,070	0.5
39,128		Chevron Corp.	6,371,212	1.1
11,849		Church & Dwight Co., Inc.	1,177,554	0.2
3,760		Cigna Corp.	900,934	0.1
146,304		Cisco Systems, Inc.	8,157,911	1.3
28,782		Citigroup, Inc.	1,536,959	0.3
11,003		Coca-Cola Co.	682,186	0.1
54,602		Colgate-Palmolive Co.	4,140,470	0.7
37,951		ConocoPhillips	3,795,100	0.6
149,498		Coterra Energy, Inc.	4,031,961	0.7
20,082		CVS Health Corp.	2,032,499	0.3
24,676		Digital Realty Trust, Inc.	3,499,057	0.6
44,427		Dolby Laboratories, Inc.	3,475,080	0.6
17,993		Dollar General Corp.	4,005,782	0.7
6,207		Domino's Pizza, Inc.	2,526,311	0.4
60,333		DT Midstream, Inc.	3,273,669	0.5
17,083		DTE Energy Co.	2,258,543	0.4
46,956		Duke Energy Corp.	5,243,107	0.9
21,916		Duke Realty Corp.	1,272,443	0.2
24,450		Electronic Arts, Inc.	3,093,169	0.5
34,902		Emerson Electric Co.	3,422,141	0.6
29,408		Entergy Corp.	3,433,384	0.6
7,634		Everest Re Group Ltd.	2,300,735	0.4
50,874		Evergy, Inc.	3,476,729	0.6
20,439		Extra Space Storage, Inc.	4,202,258	0.7
7,303		Factset Research Systems, Inc.	3,170,597	0.5
7,010		FedEx Corp.	1,622,044	0.3
30,079		First American Financial Corp.	1,949,721	0.3
24,456		First Industrial Realty Trust, Inc.	1,514,071	0.2
127,013		Flowers Foods, Inc.	3,265,504	0.5
10,298		Fortive Corp.	627,457	0.1
50,277		Gaming and Leisure Properties, Inc.	2,359,500	0.4
13,661		Garmin Ltd.	1,620,331	0.3
66,118		General Mills, Inc.	4,477,511	0.7
42,825		Genpact Ltd.	1,863,316	0.3
85,551		Gentex Corp.	2,495,523	0.4
9,582		Genuine Parts Co.	1,207,524	0.2
73,741		Gilead Sciences, Inc.	4,383,902	0.7
15,735		Hanover Insurance Group, Inc.	2,352,697	0.4

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
9,287	Hasbro, Inc.	$760,791	0.1
18,965	Hershey Co.	4,108,388	0.7
48,259	Highwoods Properties, Inc.	2,207,367	0.4
36,243	International Business Machines Corp.	4,712,315	0.8
56,688	International Paper Co.	2,616,151	0.4
14,381	Iron Mountain, Inc.	796,851	0.1
71,259	Johnson & Johnson	12,629,233	2.1
39,719	Johnson Controls International plc	2,604,375	0.4
36,967	Juniper Networks, Inc.	1,373,694	0.2
56,356	Kellogg Co.	3,634,398	0.6
57,482	Keurig Dr Pepper, Inc.	2,178,568	0.4
9,018	Kilroy Realty Corp.	689,156	0.1
4,733	Kimberly-Clark Corp.	582,916	0.1
15,834	Life Storage, Inc.	2,223,569	0.4
33,644	Loews Corp.	2,180,804	0.4
23,998	Manpowergroup, Inc.	2,253,892	0.4
26,827	Marathon Petroleum Corp.	2,293,708	0.4
30,093	Marsh & McLennan Cos., Inc.	5,128,449	0.8
13,807	McKesson Corp.	4,226,737	0.7
37,879	MDU Resources Group, Inc.	1,009,475	0.2
88,873	Merck & Co., Inc.	7,292,030	1.2
9,130	Microsoft Corp.	2,814,870	0.5
29,434	Mondelez International, Inc.	1,847,867	0.3
22,002	Morgan Stanley	1,922,975	0.3
10,420	MSC Industrial Direct Co.	887,888	0.1
15,052	Nasdaq, Inc.	2,682,266	0.4
38,643	National Fuel Gas Co.	2,654,774	0.4
65,392	National Retail Properties, Inc.	2,938,716	0.5
25,799	National Storage Affiliates Trust	1,619,145	0.3
31,598	NetApp, Inc.	2,622,634	0.4
3,273	NewMarket Corp.	1,061,696	0.2
91,746	NiSource, Inc.	2,917,523	0.5
139,111	Old Republic International Corp.	3,598,802	0.6
22,528	Packaging Corp. of America	3,516,846	0.6
41,545	PepsiCo, Inc.	6,953,802	1.1
134,123	Pfizer, Inc.	6,943,548	1.1
16,049	Premier, Inc.	571,184	0.1
68,578	Procter & Gamble Co.	10,478,718	1.7
40,722	Progressive Corp.	4,641,901	0.8
4,613	ProLogis, Inc.	744,907	0.1
32,353	Prosperity Bancshares, Inc.	2,244,651	0.4
7,597	PS Business Parks, Inc.	1,276,904	0.2
31,268	Public Service Enterprise Group, Inc.	2,188,760	0.4
28,034	Regions Financial Corp.	624,037	0.1
40,586	Reynolds Consumer Products, Inc.	1,190,793	0.2
7,797	Rockwell Automation, Inc.	2,183,394	0.4
7,876	Roper Technologies, Inc.	3,719,283	0.6
7,290	Ryder System, Inc.	578,316	0.1
7,477	S&P Global, Inc.	3,066,916	0.5
5,914	SBA Communications Corp.	2,035,007	0.3
14,709	Sempra Energy	2,472,877	0.4
54,775	Service Corp. International	3,605,290	0.6
50,263	Sonoco Products Co.	3,144,453	0.5
6,410	Sun Communities, Inc.	1,123,609	0.2
20,393	T. Rowe Price Group, Inc.	3,083,218	0.5
25,364	Target Corp.	5,382,748	0.9
32,045	Texas Instruments, Inc.	5,879,617	1.0
6,363	Thermo Fisher Scientific, Inc.	3,758,306	0.6
38,259	Tradeweb Markets, Inc.	3,361,818	0.6
14,024	UMB Financial Corp.	1,362,572	0.2
14,103	United Parcel Service, Inc. - Class B	3,024,529	0.5
3,250	UnitedHealth Group, Inc.	1,657,403	0.3
66,859	US Bancorp	3,553,556	0.6
15,819	Verisk Analytics, Inc.	3,395,232	0.6
140,102	Verizon Communications, Inc.	7,136,796	1.2
33,433	Washington Federal, Inc.	1,097,271	0.2
20,150	WEC Energy Group, Inc.	2,011,172	0.3
11,434	Wells Fargo & Co.	554,092	0.1
122,159	Williams Cos., Inc.	4,081,332	0.7
43,144	WP Carey, Inc.	3,487,761	0.6
13,515	Zoetis, Inc.	2,548,794	0.4
		395,220,884	65.3

	Total Common Stock
	(Cost $526,778,094)	591,531,631	97.7

EXCHANGE-TRADED FUNDS: 1.3%
50,685	iShares MSCI EAFE Value Index ETF	2,547,428	0.4
30,654	iShares Russell 1000 Value ETF	5,087,951	0.9

	Total Exchange-Traded Funds
	(Cost $7,201,660)	7,635,379	1.3

	Total Long-Term Investments
	(Cost $533,979,754)	599,167,010	99.0

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
		Repurchase Agreements: 4.3%
5,499,727	(4)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $5,499,772, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $5,609,722, due 02/01/36-03/01/52)	$5,499,727	0.9
5,499,700	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $5,499,744, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,609,694, due 04/25/22-12/20/71)	5,499,700	0.9
2,777,382	(4)	Citadel Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $2,777,407, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,832,963, due 04/19/22-02/15/52)	2,777,382	0.4
3,429,590	(4)	Citigroup, Inc., Repurchase Agreement dated 03/31/22, 0.31%, due 04/01/22 (Repurchase Amount $3,429,619, collateralized by various U.S. Government Agency Obligations, 2.000%-10.000%, Market Value plus accrued interest $3,498,182, due 06/15/22-01/20/52)	3,429,590	0.6
5,499,727	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $5,499,772, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $5,609,722, due 04/26/22-03/20/52)	5,499,727	0.9
3,505,238	(4)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $3,505,270, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,575,345, due 01/15/25-02/15/51)	3,505,238	0.6

	Total Repurchase Agreements
	(Cost $26,211,364)		26,211,364	4.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.1%
209,000	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
		(Cost $209,000)	209,000	0.1

	Total Short-Term Investments
	(Cost $26,420,364)		26,420,364	4.4

	Total Investments in Securities (Cost $560,400,118)		$625,587,374	103.4
	Liabilities in Excess of Other Assets		(20,500,736)	(3.4)
	Net Assets		$605,086,638	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Non-income producing security.

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2022.

Sector Diversification	Percentage of Net Assets
Financials	20.1%
Health Care	15.7
Industrials	11.4
Consumer Staples	9.8
Information Technology	6.3
Energy	6.2
Utilities	6.2
Communication Services	6.2
Materials	5.8
Real Estate	5.6
Consumer Discretionary	4.4
Exchange-Traded Funds	1.3
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(3.4)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$17,794,962	$–	$17,794,962
Canada	30,216,575	–	–	30,216,575
China	–	2,353,623	–	2,353,623
Denmark	–	4,858,376	–	4,858,376
Finland	–	4,344,015	–	4,344,015
France	4,166,099	11,314,851	–	15,480,950
Germany	–	9,760,957	–	9,760,957
Hong Kong	2,392,262	7,020,954	–	9,413,216
Ireland	3,320,400	743,982	–	4,064,382
Italy	–	8,357,498	–	8,357,498
Japan	–	40,547,274	–	40,547,274
Netherlands	–	3,200,022	–	3,200,022
New Zealand	–	664,710	–	664,710
Norway	–	660,052	–	660,052
Singapore	–	663,059	–	663,059
Spain	–	2,518,381	–	2,518,381
Sweden	–	594,399	–	594,399
Switzerland	–	12,635,961	–	12,635,961
United Kingdom	3,513,637	24,668,698	–	28,182,335
United States	395,220,884	–	–	395,220,884
Total Common Stock	438,829,857	152,701,774	–	591,531,631
Exchange-Traded Funds	7,635,379	–	–	7,635,379
Short-Term Investments	209,000	26,211,364	–	26,420,364
Total Investments, at fair value	$446,674,236	$178,913,138	$–	$625,587,374

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $561,508,044.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$81,602,637
Gross Unrealized Depreciation	(17,439,084)

Net Unrealized Appreciation	$64,163,553